PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 129.4%
Asset-Backed Security 0.9%
Cayman Islands
Cathedral Lake CLO Ltd., Series 2016-04A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%) (cost $6,000,000)	3.216%(c)	10/20/28		6,000	$ 5,999,958
Bank Loans 6.5%
Canada 0.6%
Xplornet Communications, Inc., New Term B Loan, 3 Month LIBOR + 4.000%	6.330(c)	09/09/21		3,928	3,919,010
Luxembourg 0.6%
Intelsat Jackson Holdings SA, Tranche B-5 Term Loan	6.625	01/02/24		3,695	3,772,595
Saint Lucia 0.3%
Digicel International Finance Ltd., Term Loan	—(p)	05/27/24		2,500	2,118,750
United Kingdom 0.9%
EG Finco Ltd., Second Lien Term Loan, 3 Month EURIBOR + 7.750%^	8.750(c)	04/20/26	EUR	1,669	1,842,340
Richmond UK Bidco Ltd., Facility B, 1 Month GBP LIBOR + 4.250%	4.963(c)	03/03/24	GBP	224	280,290
Tilney Group Ltd., Facility B Loan, 3 Month GBP LIBOR + 5.000%	5.758(c)	12/17/25	GBP	3,025	3,907,004
					6,029,634
United States 4.1%
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	8.286(c)	08/04/25		2,804	2,816,289
CEC Entertainment, Inc., Term B Loan, 1 Month LIBOR + 6.500%	8.286(c)	08/30/26		862	821,531
CITGO Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%^	7.104(c)	03/27/24		871	870,625

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
United States (cont’d.)
CITGO Petroleum Corp., (cont’d.)
Term B Loan, 3 Month LIBOR + 4.500%	6.604%(c)	07/29/21		918	$916,607

Diamond BC BV, Initial USD Term Loan, 2 - 3 Month LIBOR + 3.000%	4.895(c)	09/06/24		3,672	3,419,522
Finastra USA, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	9.446(c)	06/13/25		1,450	1,352,125
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%^	8.205(c)	07/30/26		2,650	2,570,500
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.305(c)	09/29/25		1,947	1,953,364
MPH Acquisition Holdings LLC, Term Loan	—(p)	06/07/23		750	701,954
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	5.420(c)	11/06/24		2,821	2,782,492
Sally Holdings LLC, Term B-2 Loan	4.500	07/05/24		1,655	1,613,625
Stonegate Pub Co. Ltd., Term Loan^	—(p)	10/31/27	GBP	5,900	7,489,714
					27,308,348

Total Bank Loans (cost $42,766,645)					43,148,337
Corporate Bonds 102.9%
Argentina 0.4%
Rio Energy SA/UGEN SA/UENSA SA, Sr. Sec’d. Notes	6.875	02/01/25		1,000	580,010
YPF SA,
Sr. Unsec’d. Notes	8.500	03/23/21		500	456,250
Sr. Unsec’d. Notes, 144A	6.950	07/21/27		1,752	1,307,886
Sr. Unsec’d. Notes, 144A	8.500	07/28/25		300	237,600
					2,581,746

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Bahrain 0.4%
Oil & Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes	7.500%	10/25/27		1,000	$ 1,115,666
Sr. Unsec’d. Notes	8.375	11/07/28		780	917,447
Sr. Unsec’d. Notes, 144A	7.625	11/07/24		380	430,350
					2,463,463
Belarus 0.1%
Development Bank of the Republic of Belarus JSC, Sr. Unsec’d. Notes, 144A	6.750	05/02/24		850	891,973
Belgium 0.2%
House of Finance NV (The), Sr. Sec’d. Notes, 144A(aa)	4.375	07/15/26	EUR	1,180	1,286,897
Brazil 3.5%
Banco do Brasil SA, Gtd. Notes(aa)	3.875	10/10/22		2,000	2,044,500
Banco Votorantim SA, Sr. Unsec’d. Notes, 144A, MTN	4.500	09/24/24		1,120	1,154,888
Caixa Economica Federal, Sr. Unsec’d. Notes, 144A(aa)	3.500	11/07/22		1,000	1,008,750
MARB BondCo PLC, Gtd. Notes(aa)	6.875	01/19/25		2,000	2,083,400
NBM US Holdings, Inc., Gtd. Notes, 144A(aa)	7.000	05/14/26		1,000	1,060,500
Petrobras Global Finance BV,
Gtd. Notes(aa)	5.999	01/27/28		2,000	2,254,125
Gtd. Notes(aa)	6.900	03/19/49		1,640	1,906,172
Gtd. Notes	7.375	01/17/27		2,890	3,499,790
Gtd. Notes	8.750	05/23/26		6,490	8,307,200
					23,319,325
Canada 6.1%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	7.500	12/01/24		4,150	4,022,906
Sr. Unsec’d. Notes, 144A(aa)	7.500	03/15/25		475	454,219
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27		2,650	2,504,250
Sr. Unsec’d. Notes, 144A(aa)	8.750	12/01/21		5,825	6,167,219

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Canada (cont’d.)

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A(aa)	6.125%	07/01/22	3,125	$ 3,175,781
Eldorado Gold Corp., Sec’d. Notes, 144A(aa)	9.500	06/01/24	2,125	2,295,000
IAMGOLD Corp., Gtd. Notes, 144A(aa)	7.000	04/15/25	1,875	1,935,937
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A(aa)	6.875	12/15/23	2,925	3,031,031
MEG Energy Corp.,
Gtd. Notes, 144A(aa)	6.375	01/30/23	6,350	6,000,750
Gtd. Notes, 144A(aa)	7.000	03/31/24	25	23,483
New Gold, Inc.,
Gtd. Notes, 144A(aa)	6.250	11/15/22	610	610,000
Gtd. Notes, 144A(aa)	6.375	05/15/25	1,490	1,415,649

NOVA Chemicals Corp., Sr. Unsec’d. Notes, 144A(aa)	5.250	06/01/27	4,100	4,212,750
Precision Drilling Corp., Gtd. Notes, 144A(aa)	7.125	01/15/26	3,475	3,005,875
Xplornet Communications, Inc., Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%(aa)	9.625	06/01/22	1,685	1,716,116
				40,570,966
Chile 0.5%
VTR Finance BV, Sr. Sec’d. Notes, 144A(aa)	6.875	01/15/24	3,233	3,313,825
China 0.4%
Country Garden Holdings Co. Ltd., Sr. Sec’d. Notes	8.000	01/27/24	1,000	1,093,519
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes	7.250	06/14/22	365	367,289
Sr. Sec’d. Notes	7.875	02/15/22	1,000	1,021,722
				2,482,530

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Colombia 0.4%
Millicom International Cellular SA, Sr. Unsec’d. Notes	6.000%	03/15/25		2,610	$ 2,701,350
France 1.3%
Altice France SA, Sr. Sec’d. Notes, 144A(aa)	2.500	01/15/25	EUR	800	895,229
La Financiere Atalian SASU,
Gtd. Notes(aa)	4.000	05/15/24	EUR	2,100	1,557,048
Gtd. Notes(aa)	5.125	05/15/25	EUR	1,275	947,057
Loxam SAS,
Sr. Sub. Notes(aa)	4.500	04/15/27	EUR	1,830	1,882,822
Sr. Sub. Notes, 144A(aa)	4.500	04/15/27	EUR	2,400	2,469,274

Paprec Holding SA, Sr. Sec’d. Notes(aa)	4.000	03/31/25	EUR	1,110	1,114,185
					8,865,615
Germany 2.2%
Atotech Alpha 2 BV, Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%(aa)	8.750	06/01/23		3,575	3,512,437
CeramTec BondCo GmbH, Sr. Sec’d. Notes(aa)	5.250	12/15/25	EUR	2,800	3,232,052
Nidda BondCo GmbH, Gtd. Notes(aa)	5.000	09/30/25	EUR	2,400	2,730,254
Takko Luxembourg SCA, Sr. Sec’d. Notes, EMTN	5.375	11/15/23	EUR	1,300	1,340,612
Techem Verwaltungsgesellschaft 674 mbH, Sr. Sec’d. Notes(aa)	6.000	07/30/26	EUR	3,250	3,932,102
					14,747,457
Guatemala 0.2%
Comunicaciones Celulares SA Via Comcel Trust, Sr. Unsec’d. Notes	6.875	02/06/24		1,000	1,030,000
India 1.1%
ABJA Investment Co. Pte Ltd., Gtd. Notes(aa)	5.950	07/31/24		651	682,118

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India (cont’d.)
Delhi International Airport Ltd., Sr. Sec’d. Notes, 144A(aa)	6.450%	06/04/29		905	$ 968,350
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes(aa)	4.250	10/27/27		1,460	1,364,175
Greenko Dutch BV, Sr. Sec’d. Notes(aa)	5.250	07/24/24		1,000	1,007,260
Greenko Investment Co., Sr. Sec’d. Notes	4.875	08/16/23		1,000	986,554
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250	04/28/27		2,000	1,985,636
					6,994,093
Indonesia 0.3%
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24		1,660	1,676,664
Ireland 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes	6.750	05/15/24	EUR	4,140	4,848,394
Gtd. Notes, 144A	6.750	05/15/24	EUR	400	468,444
					5,316,838
Jamaica 0.6%
Digicel Group One Ltd.,
Sr. Sec’d. Notes	8.250	12/30/22		488	288,530
Sr. Sec’d. Notes, 144A	8.250	12/30/22		557	329,326
Digicel Group Two Ltd.,
Sr. Unsec’d. Notes	8.250	09/30/22		462	120,120
Sr. Unsec’d. Notes, 144A	8.250	09/30/22		243	63,180
Digicel Ltd.,
Gtd. Notes, 144A	6.750	03/01/23		5,020	2,635,550
Sr. Unsec’d. Notes	6.000	04/15/21		500	372,505
Sr. Unsec’d. Notes, 144A	6.000	04/15/21		400	298,004
					4,107,215

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg 4.3%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 6.625% or PIK 7.375%	6.625%	09/15/23	EUR	4,550	$ 5,252,480
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125	09/15/23		3,110	3,230,513

Galapagos SA, Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750%	4.432(c)	06/15/21(d)	EUR	315	329,105
Intelsat Jackson Holdings SA,
Gtd. Notes	5.500	08/01/23		750	701,250
Gtd. Notes, 144A	9.750	07/15/25		3,355	3,483,966

LHMC Finco 2 Sarl, Sr. Sec’d. Notes, 144A, Cash coupon 7.250% or PIK 8.000%	7.250	10/02/25	EUR	1,250	1,399,353
Mangrove Luxco III Sarl, Sr. Sec’d. Notes, 144A, Cash coupon 7.775% or PIK 9.000%	7.775	10/09/25	EUR	3,322	3,450,796
Matterhorn Telecom SA, Sr. Sec’d. Notes, 144A	3.125	09/15/26	EUR	1,300	1,453,515
Monitchem HoldCo 2 SA, Gtd. Notes, 144A	9.500	09/15/26	EUR	3,000	3,312,441
Picard Bondco SA, Gtd. Notes	5.500	11/30/24	EUR	5,310	5,685,353
Safari Verwaltungs GmbH, Sr. Sec’d. Notes	5.375	11/30/22	EUR	330	275,779
					28,574,551
Mexico 2.3%
Mexico City Airport Trust, Sr. Sec’d. Notes(aa)	3.875	04/30/28		1,470	1,469,265
Nemak SAB de CV, Sr. Unsec’d. Notes(aa)	4.750	01/23/25		1,370	1,414,525
Petroleos Mexicanos,
Gtd. Notes(aa)	5.350	02/12/28		2,500	2,468,750
Gtd. Notes(aa)	6.500	03/13/27		3,670	3,890,200
Gtd. Notes, 144A(aa)	6.490	01/23/27		3,758	4,011,665
Gtd. Notes, EMTN	2.750	04/21/27	EUR	1,915	1,986,294
					15,240,699

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands 1.6%
GTH Finance BV, Gtd. Notes(aa)	7.250%	04/26/23		1,250	$ 1,395,902
InterXion Holding NV, Gtd. Notes(aa)	4.750	06/15/25	EUR	375	454,775
Starfruit Finco BV/Starfruit US Holdco LLC, Sr. Unsec’d. Notes(aa)	6.500	10/01/26	EUR	5,500	6,187,824
UPC Holding BV, Sr. Sec’d. Notes(aa)	3.875	06/15/29	EUR	1,900	2,195,547
Ziggo Bond Co. BV, Sr. Unsec’d. Notes, 144A	4.625	01/15/25	EUR	150	172,165
					10,406,213
Nigeria 0.2%
IHS Netherlands Holdco BV, Gtd. Notes, 144A(aa)	7.125	03/18/25		1,500	1,549,050
Peru 0.1%
Inkia Energy Ltd., Sr. Unsec’d. Notes	5.875	11/09/27		800	829,008
Puerto Rico 0.6%
Popular, Inc., Sr. Unsec’d. Notes	6.125	09/14/23		3,475	3,735,625
Russia 0.9%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes	6.510	03/07/22		1,470	1,596,658
Sr. Unsec’d. Notes, EMTN	3.600	02/26/21	EUR	2,000	2,330,977
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34		740	1,059,754

VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes	6.551	10/13/20		650	673,400
					5,660,789
Saint Lucia 0.5%
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., Sr. Sec’d. Notes, 144A	8.750	05/25/24		3,300	3,126,750

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Singapore 0.2%
Mulhacen Pte Ltd., Sr. Sec’d. Notes, Cash coupon 6.500% or PIK 7.250%(aa)	6.500%	08/01/23	EUR	1,500	$ 1,371,819
South Africa 1.3%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		970	1,026,025
Sr. Unsec’d. Notes	5.750	01/26/21		1,905	1,917,306
Sr. Unsec’d. Notes	7.125	02/11/25		950	976,467
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23		1,320	1,354,080
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		1,240	1,356,669

Sasol Financing USA LLC, Gtd. Notes(aa)	5.875	03/27/24		1,930	2,081,454
					8,712,001
Spain 1.3%
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes	6.750	11/01/21	EUR	2,930	2,826,215
Sr. Sec’d. Notes, 144A	7.625	11/01/21		1,000	858,000
Tasty Bondco 1 SA,
Sr. Sec’d. Notes(aa)	6.250	05/15/26	EUR	2,775	3,217,208
Sr. Sec’d. Notes, 144A(aa)	6.250	05/15/26	EUR	1,500	1,739,031
					8,640,454
Tunisia 0.5%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes	5.625	02/17/24	EUR	1,355	1,476,745
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	1,385	1,556,894
					3,033,639
Turkey 0.9%
KOC Holding A/S, Sr. Unsec’d. Notes, 144A	6.500	03/11/25		2,000	2,080,000
Turkiye Garanti Bankasi A/S, Sr. Unsec’d. Notes	6.250	04/20/21		1,000	1,025,160
Turkiye Is Bankasi A/S,
Sr. Unsec’d. Notes	5.000	04/30/20		1,375	1,380,500

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Turkey (cont’d.)
Turkiye Is Bankasi A/S, (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	5.375%	10/06/21		1,000	$ 999,640
Sr. Unsec’d. Notes, EMTN	5.375	10/06/21		625	624,775
					6,110,075
United Kingdom 4.8%
Atotech Alpha 3 BV/Alpha US Bidco, Inc., Gtd. Notes, 144A(aa)	6.250	02/01/25		2,070	2,080,350
Bracken MidCo1 PLC, Sr. Unsec’d. Notes, Cash coupon 8.875% or PIK 10.375%(aa)	8.875	10/15/23	GBP	1,000	1,247,366
Connect Finco SARL/Connect US Finco LLC, Sr. Sec’d. Notes, 144A(aa)	6.750	10/01/26		2,075	2,150,219
Co-operative Group Holdings 2011 Ltd., Gtd. Notes(aa)	7.500	07/08/26	GBP	2,125	3,135,648
CPUK Finance Ltd.,
Sec’d. Notes	4.875	02/28/47	GBP	1,100	1,460,518
Sec’d. Notes, 144A	4.250	02/28/47	GBP	2,575	3,377,296
eG Global Finance PLC,
Sr. Sec’d. Notes, 144A(aa)	4.375	02/07/25	EUR	3,900	4,228,349
Sr. Sec’d. Notes, 144A(aa)	8.500	10/30/25		1,750	1,837,500
Newday Bondco PLC,
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.500% (Cap N/A, Floor 6.500%)(aa)	7.315(c)	02/01/23	GBP	1,250	1,546,324
Sr. Sec’d. Notes, 144A(aa)	7.375	02/01/24	GBP	1,000	1,250,124
Stonegate Pub Co. Financing PLC,
Sr. Sec’d. Notes(aa)	4.875	03/15/22	GBP	1,000	1,321,941
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.375%(aa)	5.160(c)	03/15/22	GBP	925	1,204,381
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%(aa)	7.031(c)	03/15/22	GBP	800	1,038,871

Virgin Media Secured Finance PLC, Sr. Sec’d. Notes(aa)	5.000	04/15/27	GBP	2,450	3,340,926
Voyage Care BondCo PLC,
Sr. Sec’d. Notes(aa)	5.875	05/01/23	GBP	300	387,702
Sr. Sec’d. Notes, 144A(aa)	5.875	05/01/23	GBP	1,600	2,067,742
					31,675,257

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States 64.1%
Acadia Healthcare Co., Inc., Gtd. Notes(aa)	5.625%	02/15/23		850	$ 862,750
Adient Global Holdings Ltd., Gtd. Notes	3.500	08/15/24	EUR	2,600	2,435,699
AECOM, Gtd. Notes(aa)	5.875	10/15/24		1,475	1,591,156
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	07/15/26		1,525	1,627,938
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27		3,150	3,291,750

Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.875	06/01/29		850	915,875
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)		6,450	741,750
AMC Entertainment Holdings, Inc., Gtd. Notes(aa)	6.375	11/15/24	GBP	4,500	5,570,043
American Axle & Manufacturing, Inc.,
Gtd. Notes(aa)	6.250	03/15/26		2,250	2,137,500
Gtd. Notes(aa)	6.500	04/01/27		1,400	1,326,500
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.500	05/20/25		725	777,635
Sr. Unsec’d. Notes(aa)	5.625	05/20/24		275	296,313
Sr. Unsec’d. Notes(aa)	5.750	05/20/27		2,225	2,436,375
Sr. Unsec’d. Notes(aa)	5.875	08/20/26		2,100	2,325,750

Anixter, Inc., Gtd. Notes(aa)	6.000	12/01/25		325	333,938
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A(aa)	5.750	01/15/28		2,750	2,041,875
Antero Resources Corp.,
Gtd. Notes(aa)	5.000	03/01/25		1,300	851,500
Gtd. Notes(aa)	5.625	06/01/23		1,500	1,051,875

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	10.000	04/01/22		5,343	5,056,081
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A(aa)	9.875	04/01/27		1,925	2,146,375
Banff Merger Sub, Inc., Sr. Unsec’d. Notes(aa)	8.375	09/01/26	EUR	5,050	5,279,460

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(aa)	6.125%	04/15/25		3,975	$ 4,126,547
Gtd. Notes, 144A(aa)	7.000	01/15/28		1,000	1,078,750
Gtd. Notes, 144A(aa)	7.250	05/30/29		1,340	1,475,675
Beazer Homes USA, Inc.,
Gtd. Notes(aa)	5.875	10/15/27		1,650	1,617,000
Sr. Unsec’d. Notes, 144A(aa)	7.250	10/15/29		2,225	2,341,812

Brinker International, Inc., Gtd. Notes, 144A(aa)	5.000	10/01/24		800	848,500
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(aa)	5.250	10/15/25		4,600	4,709,250
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.875	01/15/24		650	664,300
Sr. Unsec’d. Notes	5.375	01/15/23		2,100	2,134,020
Sr. Unsec’d. Notes(aa)	5.500	02/01/24		2,925	2,932,312
Sr. Unsec’d. Notes(aa)	5.750	01/15/25		5,525	5,663,125

Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26		700	707,280
Carvana Co., Gtd. Notes, 144A(aa)	8.875	10/01/23		4,400	4,554,000
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.000	03/15/22		4,775	4,888,406
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30		1,000	1,018,750
Sr. Unsec’d. Notes, 144A(aa)	5.375	06/01/29		2,500	2,668,750

CEC Entertainment, Inc., Gtd. Notes(aa)	8.000	02/15/22		1,650	1,538,625
Century Communities, Inc., Gtd. Notes, 144A(aa)	6.750	06/01/27		2,125	2,273,750
CenturyLink, Inc., Sr. Unsec’d. Notes, Series U(aa)	7.650	03/15/42		1,725	1,748,719
Chemours Co. (The),
Gtd. Notes(aa)	4.000	05/15/26	EUR	3,000	3,013,150
Gtd. Notes(aa)	6.625	05/15/23		3,360	3,342,125
Gtd. Notes	7.000	05/15/25		1,685	1,626,025

Chesapeake Energy Corp., Gtd. Notes	8.000	06/15/27		2,680	1,675,000
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A	8.125	06/30/24		837	636,120

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(aa)	9.250%	08/01/24		2,125	$ 2,217,969
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A(aa)	9.250	02/15/24		5,488	6,036,800
Sr. Sec’d. Notes, 144A(aa)	5.125	08/15/27		1,100	1,145,023
Cleveland-Cliffs, Inc.,
Gtd. Notes(aa)	5.750	03/01/25		889	877,888
Gtd. Notes, 144A(aa)	5.875	06/01/27		4,000	3,815,000

Cloud Crane LLC, Sec’d. Notes, 144A(aa)	10.125	08/01/24		2,425	2,561,406
CNX Resources Corp.,
Gtd. Notes(aa)	5.875	04/15/22		2,292	2,240,430
Gtd. Notes, 144A(aa)	7.250	03/14/27		1,550	1,241,473

CommScope Technologies LLC, Gtd. Notes, 144A(aa)	6.000	06/15/25		1,475	1,322,338
CommScope, Inc.,
Gtd. Notes, 144A(aa)	5.500	06/15/24		3,770	3,567,362
Gtd. Notes, 144A(aa)	8.250	03/01/27		500	473,615

Constellium SE, Gtd. Notes, 144A(aa)	6.625	03/01/25		1,695	1,773,902
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(aa)	5.625	11/15/26		1,220	1,037,000
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(aa)	8.000	04/15/26		1,400	1,376,732
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(aa)	6.750	08/15/24		2,745	2,525,400
Coty, Inc., Gtd. Notes, 144A(aa)	4.000	04/15/23	EUR	2,375	2,661,933
Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A(aa)	6.750	07/01/26		750	795,000
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25		1,125	1,164,375
DCP Midstream Operating LP, Gtd. Notes(aa)	5.125	05/15/29		1,050	1,065,750
Denbury Resources, Inc., Sec’d. Notes, 144A(aa)	9.000	05/15/21		300	262,500
Diamond BC BV, Sr. Unsec’d. Notes(aa)	5.625	08/15/25	EUR	3,000	3,062,168

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(aa)	6.625%	08/15/27		1,210	$ 1,246,300
Sr. Sec’d. Notes, 144A(aa)	5.375	08/15/26		1,150	1,200,313

DISH DBS Corp., Gtd. Notes(aa)	7.750	07/01/26		5,135	5,180,445
Embarq Corp., Sr. Unsec’d. Notes(aa)	7.995	06/01/36		3,485	3,450,150
Encompass Health Corp., Gtd. Notes	4.750	02/01/30		500	515,625
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.500	01/30/26		2,325	2,394,796
Energizer Gamma Acquisition BV, Gtd. Notes(aa)	4.625	07/15/26	EUR	1,600	1,881,534
Entercom Media Corp., Sec’d. Notes, 144A(aa)	6.500	05/01/27		1,060	1,107,700
Everi Payments, Inc., Gtd. Notes, 144A(aa)	7.500	12/15/25		1,200	1,264,500
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A(aa)	5.625	02/01/26		2,600	1,105,000
Gtd. Notes, 144A(aa)	7.375	05/15/24		1,595	653,950
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes(aa)	6.750	06/15/23		925	781,625
Sr. Unsec’d. Notes(aa)	6.500	05/01/21		475	399,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20		1,100	627,000
Sr. Unsec’d. Notes	8.625	06/15/20		3,975	2,265,750

Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(aa)	7.875	11/15/25		2,200	2,079,374
Ford Motor Co.,
Sr. Unsec’d. Notes(aa)	4.750	01/15/43		863	753,595
Sr. Unsec’d. Notes(aa)	5.291	12/08/46		3,950	3,667,352

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(aa)	5.584	03/18/24		1,050	1,119,373
Forestar Group, Inc., Gtd. Notes, 144A(aa)	8.000	04/15/24		1,225	1,316,875
Freeport-McMoRan, Inc., Gtd. Notes(aa)	3.875	03/15/23		938	952,070

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

FXI Holdings, Inc., Sr. Sec’d. Notes, 144A(aa)	7.875%	11/01/24		250	$ 223,125
Global Partners LP/GLP Finance Corp.,
Gtd. Notes(aa)	7.000	06/15/23		1,450	1,498,191
Gtd. Notes, 144A(aa)	7.000	08/01/27		790	821,734

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	7.625	04/15/26		1,475	1,550,594
Golden Nugget, Inc.,
Gtd. Notes, 144A(aa)	8.750	10/01/25		1,500	1,578,750
Sr. Unsec’d. Notes, 144A(aa)	6.750	10/15/24		2,850	2,935,785
Gray Television, Inc.,
Gtd. Notes, 144A(aa)	5.125	10/15/24		150	155,438
Gtd. Notes, 144A(aa)	5.875	07/15/26		318	334,304

Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(aa)	5.750	12/01/25		2,250	2,345,625
Griffon Corp., Gtd. Notes(aa)	5.250	03/01/22		4,075	4,095,375
H&E Equipment Services, Inc., Gtd. Notes(aa)	5.625	09/01/25		1,550	1,629,438
HCA, Inc., Gtd. Notes(aa)	5.625	09/01/28		2,600	2,921,750
Hexion, Inc., Gtd. Notes, 144A(aa)	7.875	07/15/27		1,570	1,511,125
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A(aa)	5.750	10/01/25		1,625	1,450,313
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28		1,400	1,183,000

Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A(aa)	5.375	03/15/25		575	597,281
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	6.250	02/15/26		847	831,676
Infor US, Inc.,
Gtd. Notes(aa)	5.750	05/15/22	EUR	1,550	1,749,460
Gtd. Notes(aa)	6.500	05/15/22		2,805	2,843,569

International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250	01/15/27		1,500	1,668,750
IQVIA, Inc.,
Gtd. Notes, 144A(aa)	2.250	01/15/28	EUR	1,800	2,050,702
Gtd. Notes, 144A(aa)	5.000	05/15/27		500	530,000

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Iridium Communications, Inc., Sr. Unsec’d. Notes, 144A(aa)	10.250%	04/15/23	200	$ 216,000
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A(aa)	10.250	11/15/22	2,050	2,173,000
Sr. Sec’d. Notes, 144A(aa)	6.750	11/15/21	4,000	4,085,000

Jacobs Entertainment, Inc., Sec’d. Notes, 144A(aa)	7.875	02/01/24	3,025	3,214,062
JBS Investments II GmbH, Gtd. Notes, 144A(aa)	5.750	01/15/28	755	786,710
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A(aa)	6.500	04/15/29	2,637	2,933,742
KB Home,
Gtd. Notes	4.800	11/15/29	625	630,078
Gtd. Notes(aa)	6.875	06/15/27	1,400	1,596,000
Gtd. Notes(aa)	8.000	03/15/20	350	357,105
L Brands, Inc.,
Gtd. Notes(aa)	5.625	10/15/23	1,575	1,671,469
Gtd. Notes(aa)	6.750	07/01/36	725	601,750

Lions Gate Capital Holdings LLC, Gtd. Notes, 144A(aa)	6.375	02/01/24	2,925	2,806,830
Marriott Ownership Resorts, Inc., Gtd. Notes, 144A(aa)	4.750	01/15/28	550	562,540
Masonite International Corp., Gtd. Notes, 144A(aa)	5.375	02/01/28	830	877,725
MEDNAX, Inc., Gtd. Notes, 144A(aa)	6.250	01/15/27	3,125	3,091,875
Meritage Homes Corp., Gtd. Notes(aa)	5.125	06/06/27	1,350	1,454,625
Michaels Stores, Inc., Gtd. Notes, 144A(aa)	8.000	07/15/27	1,525	1,505,480
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A(aa)	5.375	08/15/27	700	733,250
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(aa)	5.000	10/15/27	1,000	1,055,000
Nabors Industries, Inc., Gtd. Notes(aa)	5.750	02/01/25	2,775	2,068,207
National CineMedia LLC, Sr. Sec’d. Notes, 144A(aa)	5.875	04/15/28	2,125	2,233,587

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A(aa)	8.125%	07/15/23		6,025	$ 6,386,500
Netflix, Inc., Sr. Unsec’d. Notes(aa)	4.625	05/15/29	EUR	2,700	3,292,530
New Home Co., Inc. (The), Gtd. Notes(aa)	7.250	04/01/22		3,500	3,314,062
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(aa)	6.125	02/15/22		1,260	1,277,325
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	7.768	12/15/37		450	579,844
Nine Energy Service, Inc., Gtd. Notes, 144A(aa)	8.750	11/01/23		500	375,000
Novelis Corp.,
Gtd. Notes, 144A(aa)	5.875	09/30/26		1,925	2,021,442
Gtd. Notes, 144A(aa)	6.250	08/15/24		2,265	2,372,587

NRG Energy, Inc., Gtd. Notes(aa)	5.750	01/15/28		1,340	1,450,550
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	04/01/24		2,820	2,922,225
Patrick Industries, Inc., Sr. Unsec’d. Notes, 144A(aa)	7.500	10/15/27		875	907,813
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27		2,000	2,060,000
PetSmart, Inc., Gtd. Notes, 144A(aa)	7.125	03/15/23		2,125	1,965,625
Pilgrim’s Pride Corp., Gtd. Notes, 144A(aa)	5.875	09/30/27		4,750	5,089,720
Post Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.500	12/15/29		1,075	1,133,265
Gtd. Notes, 144A(aa)	5.750	03/01/27		1,650	1,756,640

PulteGroup, Inc., Gtd. Notes(aa)	5.000	01/15/27		775	847,656
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.625	02/15/25		2,235	2,257,350
Sr. Unsec’d. Notes, 144A(aa)	6.875	02/15/23		1,240	1,267,900

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(aa)	7.250	04/01/25		2,225	2,163,812
Range Resources Corp.,
Gtd. Notes(aa)	4.875	05/15/25		600	481,500
Gtd. Notes(aa)	5.000	03/15/23		2,825	2,443,625

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Range Resources Corp., (cont’d.)
Gtd. Notes(aa)	5.875%	07/01/22		575	$ 546,250
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A(aa)	8.250	11/15/26		6,000	6,735,000
Sr. Sec’d. Notes(aa)	4.500	05/15/26	EUR	1,500	1,811,387
Sr. Unsec’d. Notes(aa)	6.875	11/15/26	EUR	3,150	3,971,252

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(aa)	9.750	12/01/26		4,025	4,417,437
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(aa)	5.750	10/15/20		2,092	2,099,522
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23		3,825	3,256,222
RP Crown Parent LLC, Gtd. Notes, 144A(aa)	7.375	10/15/24		1,520	1,576,711
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(aa)	5.500	11/01/23		225	227,250
Gtd. Notes(aa)	5.625	12/01/25		575	593,688
Scientific Games International, Inc.,
Gtd. Notes(aa)	6.250	09/01/20		225	225,281
Gtd. Notes(aa)	6.625	05/15/21		4,905	4,966,312
Gtd. Notes(aa)	10.000	12/01/22		2,318	2,384,642
Gtd. Notes, 144A(aa)	8.250	03/15/26		1,475	1,559,813

Scotts Miracle-Gro Co. (The), Sr. Unsec’d. Notes, 144A(aa)	4.500	10/15/29		700	703,500
Scripps Escrow, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.875	07/15/27		600	614,820
Sinclair Television Group, Inc., Gtd. Notes, 144A(aa)	5.625	08/01/24		2,735	2,817,050
Springleaf Finance Corp.,
Gtd. Notes(aa)	6.875	03/15/25		1,392	1,576,440
Gtd. Notes(aa)	7.125	03/15/26		3,050	3,484,625
Sprint Capital Corp.,
Gtd. Notes(aa)	6.875	11/15/28		2,825	3,065,125
Gtd. Notes	8.750	03/15/32		4,910	5,987,156

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(aa)	4.750	01/15/28		1,350	1,400,625

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes(aa)	5.750%	03/01/25	1,700	$ 1,729,750
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A(aa)	6.500	03/15/27	1,500	1,620,000
Surgery Center Holdings, Inc., Gtd. Notes, 144A(aa)	10.000	04/15/27	1,450	1,468,125
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A(aa)	5.500	01/15/28	3,575	3,351,562
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(aa)	5.375	02/01/27	1,125	1,151,719
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	175	195,423
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(aa)	5.625	03/01/24	1,803	1,944,986
Gtd. Notes, 144A(aa)	5.875	04/15/23	425	459,000
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes(aa)	6.750	06/15/23	4,900	5,194,000
Sr. Unsec’d. Notes(aa)	7.000	08/01/25	1,500	1,548,750

TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(aa)	11.375	12/01/21	6,700	6,926,125
TopBuild Corp., Gtd. Notes, 144A(aa)	5.625	05/01/26	1,400	1,470,000
TPC Group, Inc., Sr. Sec’d. Notes, 144A(aa)	10.500	08/01/24	1,650	1,749,000
Transocean, Inc., Gtd. Notes, 144A	7.500	01/15/26	1,925	1,713,250
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25	230	216,775
Tronox, Inc., Gtd. Notes, 144A(aa)	6.500	04/15/26	3,825	3,672,000
Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.750	06/01/27	825	868,560
U.S. Concrete, Inc., Gtd. Notes(aa)	6.375	06/01/24	4,800	4,996,416

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes(aa)	4.875%	01/15/28	4,875	$ 5,033,437
Gtd. Notes(aa)	5.250	01/15/30	1,475	1,550,594
Gtd. Notes(aa)	6.500	12/15/26	2,300	2,489,750

Univision Communications, Inc., Sr. Sec’d. Notes, 144A(aa)	5.125	05/15/23	2,990	2,986,262
Valaris PLC,
Sr. Unsec’d. Notes	5.750	10/01/44	100	40,500
Sr. Unsec’d. Notes(aa)	7.750	02/01/26	2,391	1,255,275

Vector Group Ltd., Sr. Sec’d. Notes, 144A(aa)	6.125	02/01/25	1,150	1,104,000
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A(aa)	5.750	07/15/25	1,604	1,275,886
VICI Properties 1 LLC/VICI FC, Inc., Sec’d. Notes(aa)	8.000	10/15/23	878	955,378
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000	07/31/27	1,330	1,376,550
Sr. Unsec’d. Notes, 144A(aa)	5.625	02/15/27	1,000	1,060,000

West Corp., Gtd. Notes, 144A(aa)	8.500	10/15/25	5,630	4,250,650
William Lyon Homes, Inc.,
Gtd. Notes(aa)	5.875	01/31/25	1,600	1,628,000
Gtd. Notes(aa)	6.000	09/01/23	650	672,750
Gtd. Notes(aa)	7.000	08/15/22	270	270,675
Gtd. Notes, 144A(aa)	6.625	07/15/27	1,725	1,815,562

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A(aa)	5.125	10/01/29	610	637,450
XPO Logistics, Inc.,
Gtd. Notes, 144A(aa)	6.125	09/01/23	250	257,500
Gtd. Notes, 144A(aa)	6.750	08/15/24	2,550	2,754,000

Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(aa)	6.000	04/01/23	4,735	4,869,995
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A(aa)	9.875	06/15/23	1,843	1,943,812
				423,617,086

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Vietnam 0.1%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes, 144A(aa)	5.125%	05/07/29		530	$ 539,008
Zambia 0.7%
First Quantum Minerals Ltd.,
Gtd. Notes, 144A(aa)	6.875	03/01/26		1,188	1,162,755
Gtd. Notes, 144A(aa)	7.250	05/15/22		1,850	1,852,313
Gtd. Notes, 144A(aa)	7.500	04/01/25		1,845	1,847,306
					4,862,374

Total Corporate Bonds (cost $678,440,673)					680,034,355
Sovereign Bonds 18.5%
Angola 0.4%
Angolan Government International Bond,
Sr. Unsec’d. Notes	9.375	05/08/48		490	517,661
Sr. Unsec’d. Notes	9.500	11/12/25		1,830	2,058,640
					2,576,301
Argentina 2.1%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	4.625	01/11/23		3,225	1,293,225
Sr. Unsec’d. Notes	5.625	01/26/22		10,550	4,473,305
Sr. Unsec’d. Notes	6.875	04/22/21		770	346,508
Sr. Unsec’d. Notes	7.500	04/22/26		2,970	1,254,855
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	7,114	3,769,007
Sr. Unsec’d. Notes, Series NY	8.280	12/31/33		1,935	986,774
Provincia de Buenos Aires/Government Bonds,
Sr. Unsec’d. Notes	9.125	03/16/24		1,910	654,175
Sr. Unsec’d. Notes	9.950	06/09/21		3,585	1,362,336
					14,140,185
Bahrain 0.7%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750	09/20/29		1,240	1,413,600

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Bahrain (cont’d.)
Bahrain Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.000%	01/26/26		920	$ 1,051,893
Sr. Unsec’d. Notes	7.500	09/20/47		1,740	2,035,800
					4,501,293
Belarus 0.1%
Republic of Belarus International Bond, Sr. Unsec’d. Notes	6.875	02/28/23		490	526,505
Brazil 0.2%
Brazilian Government International Bond, Sr. Unsec’d. Notes(aa)	2.875	04/01/21	EUR	1,400	1,617,725
Costa Rica 0.4%
Costa Rica Government International Bond, Sr. Unsec’d. Notes	7.158	03/12/45		3,000	2,985,030
Dominican Republic 0.7%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	6.850	01/27/45		1,840	2,074,618
Sr. Unsec’d. Notes	7.450	04/30/44		2,300	2,754,273
					4,828,891
Ecuador 0.9%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	8.875	10/23/27		1,100	1,024,650
Sr. Unsec’d. Notes	10.750	03/28/22		3,270	3,470,320
Sr. Unsec’d. Notes	10.750	01/31/29		1,200	1,212,012
					5,706,982
Egypt 1.3%
Egypt Government International Bond,
Sr. Unsec’d. Notes	5.577	02/21/23		595	609,801
Sr. Unsec’d. Notes	8.700	03/01/49		940	1,006,148
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	900	1,038,284
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	1,575	1,824,666
Sr. Unsec’d. Notes, 144A, MTN	7.600	03/01/29		640	676,447

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Egypt (cont’d.)
Egypt Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	4.750%	04/11/25	EUR	590	$ 680,652
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	850	971,041
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,480	1,653,945
					8,460,984
El Salvador 0.4%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	7.750	01/24/23		1,530	1,671,540
Sr. Unsec’d. Notes	8.250	04/10/32		1,000	1,152,510
					2,824,050
Gabon 0.3%
Gabon Government International Bond, Bonds	6.375	12/12/24		2,040	2,029,188
Ghana 0.7%
Ghana Government International Bond,
Sr. Unsec’d. Notes	7.875	08/07/23		1,550	1,686,794
Sr. Unsec’d. Notes	8.125	01/18/26		2,550	2,702,082
					4,388,876
Iraq 0.5%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		3,105	3,128,039
Ivory Coast 0.6%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	1,520	1,833,402
Sr. Unsec’d. Notes	5.750	12/31/32		510	504,224
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	1,480	1,626,413
					3,964,039
Kenya 0.1%
Kenya Government International Bond, Sr. Unsec’d. Notes	6.875	06/24/24		950	1,007,965

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Lebanon 0.5%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100%	10/04/22	2,000	$ 1,185,800
Sr. Unsec’d. Notes, EMTN	6.250	05/27/22	2,550	1,517,250
Sr. Unsec’d. Notes, GMTN	5.450	11/28/19	805	775,819
				3,478,869
Mongolia 0.4%
Mongolia Government International Bond,
Sr. Unsec’d. Notes	5.625	05/01/23	1,135	1,161,072
Sr. Unsec’d. Notes, EMTN	8.750	03/09/24	270	304,954
Sr. Unsec’d. Notes, EMTN	10.875	04/06/21	1,085	1,189,702
				2,655,728
Nigeria 0.7%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.625	11/21/25	895	974,396
Sr. Unsec’d. Notes	7.696	02/23/38	1,010	1,009,919
Sr. Unsec’d. Notes	7.875	02/16/32	940	969,326
Sr. Unsec’d. Notes	8.747	01/21/31	1,470	1,617,294
				4,570,935
Oman 0.4%
Oman Government International Bond,
Sr. Unsec’d. Notes	5.375	03/08/27	1,420	1,405,800
Sr. Unsec’d. Notes	6.500	03/08/47	1,120	1,036,000
				2,441,800
Pakistan 0.6%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250	04/15/24	1,840	2,003,576
Third Pakistan International Sukuk Co. Ltd. (The),
Sr. Unsec’d. Notes	5.500	10/13/21	775	777,696
Sr. Unsec’d. Notes	5.625	12/05/22	870	872,175
				3,653,447

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Senegal 0.2%
Senegal Government International Bond, Sr. Unsec’d. Notes	4.750%	03/13/28	EUR	890	$ 1,026,316
South Africa 0.3%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	5.875	09/16/25		1,000	1,090,000
Sr. Unsec’d. Notes	5.875	06/22/30		640	680,352
					1,770,352
Sri Lanka 0.6%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.875	07/25/22		3,300	3,329,617
Sr. Unsec’d. Notes	6.825	07/18/26		660	664,245
					3,993,862
Turkey 3.4%
Export Credit Bank of Turkey,
Sr. Unsec’d. Notes	4.250	09/18/22		2,300	2,208,000
Sr. Unsec’d. Notes	5.000	09/23/21		1,140	1,142,326
Sr. Unsec’d. Notes	6.125	05/03/24		1,750	1,728,335
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.875	10/09/26		3,000	2,809,086
Sr. Unsec’d. Notes	5.750	05/11/47		2,010	1,721,063
Sr. Unsec’d. Notes	6.000	03/25/27		3,000	2,968,200
Sr. Unsec’d. Notes	6.000	01/14/41		1,220	1,091,900
Sr. Unsec’d. Notes	6.875	03/17/36		3,270	3,221,499
Sr. Unsec’d. Notes	7.250	12/23/23		2,960	3,152,400
Sr. Unsec’d. Notes	7.625	04/26/29		2,220	2,380,950
					22,423,759
Ukraine 2.0%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	7.750	09/01/20		1,800	1,847,700
Sr. Unsec’d. Notes	7.750	09/01/21		2,155	2,251,975
Sr. Unsec’d. Notes	7.750	09/01/22		1,310	1,393,185
Sr. Unsec’d. Notes	7.750	09/01/23		1,025	1,095,469

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ukraine (cont’d.)
Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.750%	09/01/25	2,350	$ 2,520,375
Sr. Unsec’d. Notes	7.750	09/01/26	660	708,675
Sr. Unsec’d. Notes	8.994	02/01/24	1,250	1,390,625
Sr. Unsec’d. Notes	9.750	11/01/28	1,840	2,187,355
				13,395,359
Zambia 0.0%
Zambia Government International Bond, Sr. Unsec’d. Notes	8.500	04/14/24	340	239,149
Total Sovereign Bonds (cost $135,252,575)				122,335,629

	Shares
Common Stocks 0.6%
Colombia 0.1%
Frontera Energy Corp.	44,076	351,285
United States 0.5%
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,398	3,347,426

Total Common Stocks (cost $2,582,191)		3,698,711

Total Long-Term Investments (cost $865,042,084)		855,216,990

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Short-Term Investment 2.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $18,479,670)(w)	18,479,670	$ 18,479,670

TOTAL INVESTMENTS 132.2% (cost $883,521,754)		873,696,660
Liabilities in excess of other assets(z) (32.2)%		(212,556,751)

Net Assets 100.0%		$ 661,139,909

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO—Collateralized Loan Obligation
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $16,120,605 and 2.4% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $545,969,241 segregated as collateral for amount of $229,000,000 borrowed and outstanding as of October 31, 2019.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2019.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Interest rate not available as of October 31, 2019.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Forward foreign currency exchange contracts outstanding at October 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/04/19	Bank of America, N.A.	GBP	491	$ 600,000	$ 636,161	$ 36,161	$—
Expiring 11/04/19	Barclays Bank PLC	GBP	2,511	3,100,000	3,252,609	152,609	—
Expiring 11/04/19	Morgan Stanley & Co. International PLC	GBP	5,000	6,451,717	6,477,664	25,947	—
Expiring 11/04/19	UBS AG	GBP	34,546	44,253,960	44,756,017	502,057	—
Expiring 12/03/19	Barclays Bank PLC	GBP	10,000	12,876,039	12,967,234	91,195	—
Euro,
Expiring 11/04/19	Barclays Bank PLC	EUR	763	839,801	851,415	11,614	—
Expiring 11/04/19	HSBC Bank USA, N.A.	EUR	449	500,000	500,836	836	—
Expiring 11/04/19	JPMorgan Chase Bank, N.A.	EUR	139,517	154,926,478	155,649,364	722,886	—
Expiring 11/04/19	UBS AG	EUR	910	1,000,000	1,014,943	14,943	—
Expiring 12/03/19	Morgan Stanley & Co. International PLC	EUR	12,000	13,363,978	13,412,926	48,948	—
Expiring 12/03/19	Morgan Stanley & Co. International PLC	EUR	6,000	6,701,374	6,706,463	5,089	—
				$244,613,347	$246,225,632	$1,612,285	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/04/19	Morgan Stanley & Co. International PLC	GBP	42,548	$ 52,921,957	$ 55,122,452	$ —	$(2,200,495)
Expiring 12/03/19	JPMorgan Chase Bank, N.A.	GBP	626	810,408	811,346	—	(938)
Expiring 12/03/19	UBS AG	GBP	34,546	44,295,796	44,797,146	—	(501,350)
Euro,
Expiring 11/04/19	Citibank, N.A.	EUR	1,345	1,470,005	1,500,554	—	(30,549)

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/04/19	JPMorgan Chase Bank, N.A.	EUR	140,294	$154,784,730	$156,516,004	$ —	$(1,731,274)
Expiring 12/03/19	JPMorgan Chase Bank, N.A.	EUR	139,517	155,226,578	155,944,091	—	(717,513)
				$409,509,474	$414,691,593	—	(5,182,119)
						$1,612,285	$(5,182,119)
Credit default swap agreement outstanding at October 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.33.V1	12/20/24	5.000%(Q)	24,300	$(1,607,985)	$(1,874,245)	$(266,260)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).